RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS

NOTE 9 – RELATED PARTY TRANSACTIONS

Management and Consulting Fees

The Company was subject to a month-to-month management agreement with John Power requiring a monthly payment of $2,500 as consideration for the day-to-day management of Athena. Expenses of $7,500, $30,000 and $30,000 were recorded as management fees and are included in general and administrative expenses in the accompanying consolidated statements of loss and comprehensive loss for the year ended December 31, 2025, 2024 and 2023, respectively. The management agreement was terminated after the March 31, 2025 payment with Mr. Power being replaced by Koby Kushner as CEO.

On April 25, 2025, the Company engaged in a company wholly owned and controlled by the CEO (“Brie”) for executive services of $16,700 (CAD$24,000) plus HST for April, May and June 2025 and $5,600 (CAD$8,000) plus HST each month thereafter. In the event of a change of control, Brie will be entitled to a cash payment of 12 times the monthly services fee and for every full year of services completed the change of control fee will increase by three months of services fee. The increase is capped at 18 months of compensation. Brie has been paid $100,654 (CAD$137,796) for services and expense reimbursement for the twelve months ended December 31, 2025.

On April 25, 2025, the Company engaged Nemo Resources Inc (“Nemo”) for exploration management services for $8,650 (CAD$12,000 plus HST) per month. If the agreement is terminated by the Company, Nemo will receive a cash payment of $64,900 (CAD$90,000). In the event of a change of control, Nemo will be entitled to a cash payment of no less than $144,300 (CAD$200,000). Benjamin Kuzmich is the VP of Exploration for Athena and is a director, employee, and controlling shareholder of Nemo. Andrew Jedemann is the Exploration Manager for Athena and is a shareholder and employee of Nemo. Koby Kushner is the CEO of Athena and is a director and controlling shareholder of Nemo. Nemo has been paid $107,355 (CAD$150,263) for services and expense reimbursement for the twelve months ended December 31, 2025.

The Company paid the Chief Financial Officer for consulting services $54,341, $36,810 and $28,033 for the years ended December 31, 2025, 2024 and 2023 respectively.

Director fees and share-based compensation

There were no cash payments for director fees for the years ended December 31, 2025 and 2024.

On June 12, 2025, the Company issued 202,020 options to officers and directors of the total 277,778 options issued on that date resulting in share-based compensation of $64,927 for the twelve months ended December 31, 2025.

On June 7, 2024, the Company issued an aggregate of 60,606 common shares of the Company to two independent directors and the Chief Financial Officer of the Company as compensation for their services resulting in SBC expense of $24,000 for the twelve months ended December 31, 2024.

All four members of the board each received $7,500 for the year ended December 31, 2023 for a total of $30,000.

Advanced deposits and accounts payable

In December 2023, the Company received an advanced deposit for investment into the January 2024 private placement from John Gibbs for $25,000 and from John Power for $21,000. In addition, John Power was due approximately $nil, $6,000 and $100,000 as of December 31, 2025, 2024 and 2023, respectively for expense reports and other advances made to the Company.

Note payable

On June 7, 2024, the Company executed a promissory note with John Power, for $100,000 at 6% with a January 2, 2026 maturity date. The promissory note was paid off in December 2025.

In January 2023, the Company executed a promissory note with John Gibbs for $25,000 at 6% that is payable on demand. The amount was converted into equity as part of the April 2023 private placement.

Common shares issued in private placements

As part of the private placement of units on June 30, 2025 (Note 7(b)), Brie purchased 145,455 units in the offering.

As part of the private placement of units on December 4, 2025 (Note 7(b)), Brie purchased 8,417 units in the offering.